Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 2.7	$ 1.6
Allowance for credit loss	$ 1.4	$ 0.0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, outstanding (in shares)	70,996,535	68,842,601
Common stock, issued (in shares)	70,996,535	68,842,601